LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
LEASES

9. LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leased various training centers in the PRC. Rent expense for the six months ended June 30, 2021 was $198,713. The Company has three operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025. There are no residual value guarantees and no restrictions or covenants imposed by the lease. The Company has $594,000 of right-of-use assets, $253,847 in current operating lease liabilities and $340,153 in non-current operating lease liabilities as of June 30, 2021.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining: (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2021	As of December 31, 2020
Within 1 year	275,792	295,108
After 1 year but within 5 years	367,376	477,773
Total lease payments	643,168	772,881
Less: imputed interest	(49,168)	(60,793)
Total lease obligations	594,000	712,088
Less: current obligations	(253,847)	(270,556)
Long-term lease obligations	340,153	441,532

Other information:

	For the six months ended
	June 30, 2021	June 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	160,857	73,763
Right-of-use assets obtained in exchange for operating lease liabilities	608,147	97,352
Remaining lease term for operating lease (years)	0.75 to 4.25	1.75 to 2.17
Weighted average discount rate for operating lease	4.75%	4.75%

 9. LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leased various training centers in the PRC, rent expense for the year ended December 31, 2020 was $320,569. The Company has three operating leases with the lease term over one year expiring in March and August 2022, which are classified as operating leases. There are no residual value guarantees and no restrictions or covenants imposed by the lease. The Company has $712,088 of right-of-use assets, $270,556 in current operating lease liabilities, and $441,532 in non-current operating lease liabilities as of December 31, 2020.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2020	As of Dec 31, 2019
Within 1 year	295,108	184,612
After 1 year but within 5 years	477,773	250,729
Total lease payments	772,881	435,341
Less: imputed interest	(60,793)	(19,571)
Total lease obligations	712,088	415,770
Less: current obligations	(270,556)	(173,292)
Long-term lease obligations	441,532	242,478

Other information:

	For year ended
	Dec 31, 2020	Dec 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	302,788	162,560
Right-of-use assets obtained in exchange for operating lease liabilities	720,867	197,524
Remaining lease term for operating lease (years)	1.25 to 4.58	1.25 to 2.67
Weighted average discount rate for operating lease	4.75%	4.75%

9. LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity, but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company leased various training centers in the PRC, under operating leases terminating in August 2019 through August 2022. Rent expense for the years ended December 31, 2019 and 2018 were $268,962 and $71,478, respectively. The Company has two operating leases with the lease term over one year expiring in March 2022, which is classified as operating leases. There are no residual value guarantees and no restrictions or covenants imposed by the lease. As of December 31, 2019, The Company has $415,770 of right-of-use assets, $173,292 in current operating lease liabilities and $242,478 in non-current operating lease liabilities.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

2019
Within 1 year	$184,612
After 1 year but within 5 years	250,729
Total lease payments	$435,341
Less: imputed interest	(19,571)
Total lease obligations	415,770
Less: current obligations	(173,292)
Long-term lease obligations	$242,478

Other information:

2019
Cash paid for amounts included in the measurement of lease liabilities: $
Operating cash flow from operating lease	162,560
Right-of-use assets obtained in exchange for operating lease liabilities	197,524
Remaining lease term for operating lease (years)	1.25 to 2.67
Weighted average discount rate for operating lease	4.75%